Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 8,524	€ 9,307
Ending balance	9,661	8,524
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,085	2,207
Amortization		3
Transfer to/from other headings	3
Net exchange difference	105	(125)
Ending balance	2,194	2,085
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	126	136
Movements related to fair value hedges		2
Amortization	(9)
Net exchange difference	9	(11)
Ending balance	126	126
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,524	9,307
Addition		3,444
Repayment	3,914	(3,985)
Realized gains / losses in income statement	(3,000)	(16)
Movements related to fair value hedges		1
Amortization	(1)	1
Transfer to/from other headings	1
Net exchange difference	222	(228)
Ending balance	9,661	8,524
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12	11
Realized gains / losses in income statement		2
Movements related to fair value hedges	(9)
Net exchange difference	1	(1)
Ending balance	3	12
Cash flow hedges [member] | Assets held to hedge borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62
Addition		63
Realized gains / losses in income statement	(61)	(1)
Movements related to fair value hedges	€ (1)
Ending balance		€ 62